Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Cash	$ 282,996	$ 3,308,469	$ 930,890	$ 747,408